SUPPLEMENT TO THE SPARTAN(Registered trademark) CONNECTICUT MUNICIPAL
INCOME FUND
AND
SPARTAN(Registered trademark) CONNECTICUT MUNICIPAL MONEY MARKET FUND JANUARY 22, 1997
STATEMENT OF ADDITIONAL INFORMATION
The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 23.
ROBERT M. GATES (53), Trustee (1997) or Member of the Advisory Board
(1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates currently serves as a Trustee for Fidelity Court Street Trust. Mr. Gates currently serves as a Member of the Advisory Board for Fidelity Court Street Trust II.
The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 23.
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended November 30, 1996.
COMPENSATION TABLE

Trustees                  Aggregate          Aggregate           Total
                          Compensation       Compensation        Compensation
                          from Spartan       from Spartan        from the
                          Connecticut        Connecticut         Fund Complex*
                          Municipal Money    Municipal Income    A
                          Market Fund        Fund A,C
                          A,B

J. Gary Burkhead **       $ 0                $ 0                 $ 0

Ralph F. Cox               63                 120                 137,700

Phyllis Burke Davis        61                 117                 134,700

Richard J. Flynn***        78                 149                 168,000

Edward C. Johnson 3d **    0                  0                   0

E. Bradley Jones           62                 118                 134,700

Donald J. Kirk             63                 120                 136,200

Peter S. Lynch **          0                  0                   0

William O. McCoy****       33                 61                  85,333

Gerald C. McDonough        62                 118                 136,200

Edward H. Malone***        62                 117                 136,200

Marvin L. Mann             62                 117                 134,700

Thomas R. Williams         62                 118                 136,200

* Information is as of December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the fund are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
****During the period from May 1, 1996 through December 31, 1996, William
O. McCoy served as a Member of the Advisory Board of Fidelity Court Street Trust. During the period from May 1, 1996 through the present, William O. McCoy has served as a Member of the Advisory Board of Fidelity Court Street Trust II.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $2, Phyllis Burke Davis, $2, Richard J. Flynn, $0, E. Bradley Jones, $2, Donald J. Kirk, $2, Gerald C. McDonough, $2, Edward H. Malone, $2, Marvin L. Mann, $2, and Thomas R. Williams, $2.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the funds to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The funds may invest in such designated securities under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.

SUPPLEMENT TO THE FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND
JANUARY 22, 1997
STATEMENT OF ADDITIONAL INFORMATION
The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 16.
ROBERT M. GATES (53), Member of the Advisory Board (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 16.
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of the fund for his or her services for the fiscal year ended November 30, 1996.
COMPENSATION TABLE

Trustees                  Aggregate         Total
                          Compensation      Compensation
                          from              from the
                          Fidelity          Fund Complex*
                          Connecticut       A
                          Municipal Money
                          Market Fund
                          A,B

J. Gary Burkhead **       $ 0               $ 0

Ralph F. Cox               116               137,700

Phyllis Burke Davis        112               134,700

Richard J. Flynn***        142               168,000

Edward C. Johnson 3d **    0                 0

E. Bradley Jones           113               134,700

Donald J. Kirk             115               136,200

Peter S. Lynch **          0                 0

William O. McCoy****       60                85,333

Gerald C. McDonough        113               136,200

Edward H. Malone***        114               136,200

Marvin L. Mann             114               134,700

Thomas R. Williams         113               136,200

* Information is as of December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the fund are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
****During the period from May 1, 1996 through the present, William O. McCoy has served as a Member of the Advisory Board.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the funds to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The funds may invest in such designated securities under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.

SUPPLEMENT TO THE FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY COURT STREET TRUST II
STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 22, 1997
The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 19.
ROBERT M. GATES (53), Member of the Advisory Board (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 19.
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of the fund for his or her services for the fiscal year ended November 30, 1996.
COMPENSATION TABLE

Trustees                  Aggregate      Total
                          Compensation   Compensation
                          from           from the
                          the Fund       Fund Complex*
                          A,B            A

J. Gary Burkhead **       $     0        $ 0

Ralph F. Cox               154            137,700

Phyllis Burke Davis        150            134,700

Richard J. Flynn***        189            168,000

Edward C. Johnson 3d **    0              0

E. Bradley Jones           151            134,700

Donald J. Kirk             153            136,200

Peter S. Lynch **          0              0

William O. McCoy****       79             85,333

Gerald C. McDonough        151            136,200

Edward H. Malone***        151            136,200

Marvin L. Mann             151            134,700

Thomas R. Williams         151            136,200

* Information is as of December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the fund are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
****During the period from May 1, 1996 through the present, William O. McCoy has served as a Member of the Advisory Board.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the funds to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The funds may invest in such designated securities under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.

SUPPLEMENT TO THE SPARTAN(registered trademark) FLORIDA MUNICIPAL MONEY MARKET FUND AND
SPARTAN FLORIDA MUNICIPAL INCOME FUND
JANUARY 22, 1997
STATEMENT OF ADDITIONAL INFORMATION
The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 24.
ROBERT M. GATES (53), Trustee (1997) or Member of the Advisory Board
(1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates currently serves as a Trustee for Fidelity Court Street Trust. Mr. Gates currently serves as a Member of the Advisory Board for Fidelity Court Street Trust II.
The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 24.
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended November 30, 1996.
COMPENSATION TABLE

Trustees                  Aggregate          Aggregate           Total
                          Compensation       Compensation        Compensation
                          from               from                from the
                           Spartan Florida   Spartan Florida     Fund Complex*
                          Municipal Money    Municipal Income    A
                          Market Fund        Fund A,C
                          A,B

J. Gary Burkhead **       $ 0                $ 0                 $ 0

Ralph F. Cox               139                138                 137,700

Phyllis Burke Davis        132                134                 134,700

Richard J. Flynn***        166                170                 168,000

Edward C. Johnson 3d **    0                  0                   0

E. Bradley Jones           134                136                 134,700

Donald J. Kirk             135                137                 136,200

Peter S. Lynch **          0                  0                   0

William O. McCoy****       65                 71                  85,333

Gerald C. McDonough        133                135                 136,200

Edward H. Malone***        136                135                 136,200

Marvin L. Mann             136                135                 134,700

Thomas R. Williams         133                135                 136,200

* Information is as of December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the fund are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
****During the period from May 1, 1996 through December 31, 1996, William
O. McCoy served as a Member of the Advisory Board of Fidelity Court Street Trust. During the period from May 1, 1996 through the present, William O. McCoy has served as a Member of the Advisory Board of Fidelity Court Street Trust II.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $5, Phyllis Burke Davis, $5, Richard J. Flynn, $0, E. Bradley Jones, $5, Donald J. Kirk, $5, Gerald C. McDonough, $5, Edward H. Malone, $5, Marvin L. Mann, $5, and Thomas R. Williams, $5.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $5, Phyllis Burke Davis, $5, Richard J. Flynn, $0, E. Bradley Jones, $5, Donald J. Kirk, $5, William O. McCoy, $0, Gerald C. McDonough, $5, Edward H. Malone, $5, Marvin L. Mann, $5, and Thomas R. Williams, $5.
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the funds to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The funds may invest in such designated securities under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.